DERIVATIVE INSTRUMENTS - Disclosure of summary of the derivative transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	$ 4,799	$ (4,919)
Net gain (loss) on copper price and fuel contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	15,679	(4,919)
Fair value adjustment on Florence copper stream derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	$ (10,880)	$ 0